Inventories (Tables)	12 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	2021	2020
Raw materials	$7,845,763	$11,305,744
Work in process	5,287,171	913,751
Finished goods	9,588,331	8,618,099
Total	$22,721,265	$20,837,594